SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Mar. 31, 2025 HKD ($) Integer $ / shares shares	Mar. 31, 2025 USD ($) Integer $ / shares shares	Mar. 31, 2024 HKD ($) Integer $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares	Mar. 31, 2023 HKD ($) Integer shares	Mar. 31, 2025 USD ($)
Property, Plant and Equipment [Line Items]
Allowance for expected credit losses	$ 100,000		$ 200,000		$ 600,000
Government grant					371,000
Refund of government grants	$ (750,000)	$ (96,154)
Income tax examination, likelihood of settlement	the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts	the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts
Income tax, interest and penalties	$ 0		0		$ 0
Unrecognized tax benefits	$ 0		$ 0	$ 0
Dilutive shares | shares	0	0	0		0
defined contribution plans	$ 296,950	$ 38,070	$ 264,520		$ 284,883
Number of reportable segments | Integer	1	1	1		1
Cash	$ 20,890,350		$ 43,112,523	$ 43,112,523		$ 2,678,249
Cash subject to credit risk	20,007,853	$ 2,565,109	$ 42,064,386
Credit Concentration Risk [Member]
Property, Plant and Equipment [Line Items]
Credit compensation	$ 800,000	$ 102,564
Minimum [Member]
Property, Plant and Equipment [Line Items]
Convenience translation rate per share | $ / shares	$ 1.00		$ 1.00
Maximum [Member]
Property, Plant and Equipment [Line Items]
Convenience translation rate per share | $ / shares		$ 0.1282		$ 0.1282